Non-Current Advance to a Third Party (Details)	6 Months Ended
Jun. 30, 2024 USD ($)
Non-Current Advance to a Third Party [Line Items]
Development costs	$ 401,000
Software Development [Member]
Non-Current Advance to a Third Party [Line Items]
Development costs	$ 12,000